JPMorgan Opportunistic Equity Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited)

Investments	Shares (000)	Value ($000)

LONG POSITIONS - 102.6%

COMMON STOCKS - 88.7%

Airlines - 0.2%
United Airlines Holdings, Inc.*	26	1,048

Automobiles - 9.8%
Ferrari NV (Italy)	105	21,920
Tesla, Inc.*(a)	42	33,481

		55,401

Capital Markets - 2.7%
Blackstone Group, Inc. (The), Class A(a)	229	15,367

Chemicals - 0.7%
Sherwin-Williams Co. (The)(a)	5	3,691

Electric Utilities - 2.0%
NextEra Energy, Inc.(a)	143	11,578

Entertainment - 3.1%
Netflix, Inc.*(a)	33	17,721

Health Care Providers & Services - 13.1%
Cigna Corp.(a)	247	53,690
UnitedHealth Group, Inc.(a)	62	20,695

		74,385

Hotels, Restaurants & Leisure - 0.1%
Royal Caribbean Cruises Ltd.	9	586

Insurance - 0.1%
American International Group, Inc.	15	553

Interactive Media & Services - 0.1%
Alphabet, Inc., Class A*	— (b)	590

Internet & Direct Marketing Retail - 6.1%
Alibaba Group Holding Ltd., ADR (China)*(a)	77	19,565
Amazon.com, Inc.*(a)	4	13,421
Booking Holdings, Inc.*	1	1,812

		34,798

IT Services - 10.7%
Fiserv, Inc.*(a)	230	23,662
Mastercard, Inc., Class A	44	14,003
Twilio, Inc., Class A*	25	8,997
Visa, Inc., Class A(a)	72	13,996

		60,658

Life Sciences Tools & Services - 1.6%
Thermo Fisher Scientific, Inc.	18	9,094

Media - 13.0%
Altice USA, Inc., Class A*	429	15,276
Charter Communications, Inc., Class A*(a)	36	21,655
Liberty Media Corp.-Liberty SiriusXM, Class A*	454	18,370
Liberty Media Corp.-Liberty SiriusXM, Class C*(a)	453	18,362

		73,663

Road & Rail - 2.7%
Canadian Pacific Railway Ltd. (Canada)	42	14,212
Lyft, Inc., Class A*	12	544
Uber Technologies, Inc.*	7	352

		15,108

Semiconductors & Semiconductor Equipment - 8.9%
NVIDIA Corp.(a)	48	24,763
NXP Semiconductors NV (Netherlands)	159	25,466

		50,229

Software - 7.8%
RingCentral, Inc., Class A*(a)	24	9,087
Zscaler, Inc.*	176	35,112

		44,199

Specialty Retail - 2.4%
Best Buy Co., Inc.	78	8,439
Lowe’s Cos., Inc.	33	5,456

		13,895

Technology Hardware, Storage & Peripherals - 3.6%
Apple, Inc.	155	20,419

TOTAL COMMON STOCKS (Cost $432,125)		502,983

SHORT-TERM INVESTMENTS - 13.9%

INVESTMENT COMPANIES - 13.9%
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.11%(c)(d)(Cost $78,995)	78,952	79,000

TOTAL LONG POSITIONS (Cost $511,120)		581,983

SHORT POSITIONS - (38.4)%

COMMON STOCKS - (24.6)%

Electric Utilities - (1.3)%
Pinnacle West Capital Corp.	(96)	(7,236)

Food & Staples Retailing - (1.7)%
Kroger Co. (The)	(290)	(9,989)

Food Products - (0.3)%
Beyond Meat, Inc.*	(10)	(1,773)

Health Care Equipment & Supplies - (5.8)%
Varian Medical Systems, Inc.*	(186)	(32,709)

Health Care Providers & Services - (0.6)%
BioTelemetry, Inc.*	(51)	(3,646)

JPMorgan Opportunistic Equity Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)

Machinery - (5.8)%
Navistar International Corp.*	(748)	(32,932)

Media - (5.8)%
Sirius XM Holdings, Inc.	(5,220)	(32,680)

Software - (3.3)%
RealPage, Inc.*	(214)	(18,508)

TOTAL COMMON STOCKS (Proceeds $(137,499))		(139,473)

EXCHANGE-TRADED FUNDS - (13.8)%

U.S. Equity - (13.8)%
Invesco QQQ Trust	(61)	(19,282)
iShares Russell 1000 Value ETF	(148)	(19,979)
iShares Russell 2000 ETF	(96)	(19,682)
SPDR S&P 500 ETF Trust	(52)	(19,359)

Total U.S. Equity		(78,302)

TOTAL EXCHANGE-TRADED FUNDS (Proceeds $(81,101))		(78,302)

TOTAL SHORT POSITIONS (Proceeds $(218,600))		(217,775)

Total Investments - 64.2% (Cost $292,520)		364,208
Other Assets Less Liabilities - 35.8%		203,024

Net Assets - 100.0%		567,232

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
SPDR	Standard & Poor’s Depository Receipts

JPMorgan Opportunistic Equity Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

(a)	All or a portion of this security is segregated as collateral for short sales. The total value of securities segregated as collateral is approximately $164,326,000.
(b)	Amount rounds to less than one thousand.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of January 31, 2021.
*	Non-income producing security.

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities(a)	$581,983	$–	$–	$581,983

Total Liabilities for Securities Sold Short(a)	$(217,775)	$–	$–	$(217,775)

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below. Amounts in the table below are in thousands.

For the period ended January 31, 2021
Security Description	Value at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2021	Shares at January 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.11%(a)(b)	$114,889	$498,026	$533,916	$ (4)	$5	$79,000	78,952	$7	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2021.